Materials, energy and consumables used	12 Months Ended
Jun. 30, 2019
Materials, energy and consumables used
Materials, energy and consumables used

3Materials, energy and consumables used

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

Cost of raw materials	79 774	66 928	63 291
Cost of energy and other consumables used in production process	10 815	9 678	8 145

	90 589	76 606	71 436

Costs relating to items that are consumed in the manufacturing process, including changes in inventories and distribution costs up until the point of sale.